Loans and Convertible Bridge Financing (Details Textual)					1 Months Ended									10 Months Ended	12 Months Ended
	Oct. 10, 2018 USD ($) $ / shares	May 08, 2018 USD ($) $ / shares shares	Mar. 08, 2018 USD ($) shares	Mar. 08, 2018 USD ($) € / shares	Dec. 29, 2018 USD ($)	Nov. 30, 2018 USD ($) $ / shares	Aug. 31, 2017 USD ($) $ / shares shares	Mar. 22, 2017 USD ($) Installments $ / shares shares	Feb. 28, 2017	Jul. 31, 2016 $ / shares shares	Mar. 31, 2016 USD ($)	Feb. 29, 2016 USD ($)	Sep. 30, 2012 $ / shares	Oct. 30, 2016	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($)
Loans and Convertible Bridge Financing (Textual)
Debt conversion price | $ / shares										$ 0.75
Conversion of shares | shares										274,667
Change in fair value of warrants and capital note															$ (2,280,318)	$ (491,884)	$ (25,936)
Accrued interest rate of debt																6.00%	6.00%
Warrants amount															1,446,224
Beneficial conversion feature																	$ 74,160
Net of issuance costs																$ 600,000
Secured Convertible Debt [Member]
Loans and Convertible Bridge Financing (Textual)
Change in fair value of warrants and capital note															35,802	$ 478,642
Dividend yield																0.00%
Expected volatility																69.00%
Risk free rate																2.16%
Expected life in years																4 years 7 months 21 days
Five Year Warrants [Member] | Secured Convertible Debt [Member]
Loans and Convertible Bridge Financing (Textual)
Warrants to purchase ordinary shares. | shares																905,555
Exercise price | $ / shares																$ 1.20
Issuance Of Ordinary Shares [Member]
Loans and Convertible Bridge Financing (Textual)
Conversion of shares | shares										274,667
Dividend yield									0.00%					0.00%
Expected volatility									71.39%					68.11%
Expected life in years									4 years 1 month 6 days					5 years
Warrant Five [Member]
Loans and Convertible Bridge Financing (Textual)
Warrants amount															466,667
Bridge Loan [Member]
Loans and Convertible Bridge Financing (Textual)
Debt aggregate principal amount											$ 206,000	$ 206,000
Ya Ii Pn Ltd [Member]
Loans and Convertible Bridge Financing (Textual)
Debt aggregate principal amount								$ 162,000
Change in fair value of warrants and capital note																$ 22,998
Dividend yield								0.00%
Expected volatility								71.00%
Risk free rate								2.21%
Expected life in years								4 years 2 months 19 days
Interest rate								12.00%
Loan and accrued interest															$ 0	$ 25,510
Commitment fees								$ 12,000
Monthly installments | Installments								5
Loan bears an interest rate and terms, description								The loan bears an interest rate of 12% annually, which must be repaid in five (5) equal monthly installments, commencing on May 31, 2017 and ending on September 30, 2017,
Warrants liabilities								$ 24,573
Convertible Notes [Member]
Loans and Convertible Bridge Financing (Textual)
Interest rate																10.00%
Shares converted, description															The initial conversion price of the notes was $1.00, but it was adjusted in January 2018 to $0.50 and further adjusted in October 2018 to $0.17.
Maturity term															14 months
Securities Purchase Agreements [Member]
Loans and Convertible Bridge Financing (Textual)
Debt aggregate principal amount		$ 170,000	$ 150,000				$ 905,555
Debt instrument, description							During 2018, $60,227 of the convertible notes were converted into 178,689 ordinary shares. In March 2019, $25,516 of the convertible notes were converted into 150,094 ordinary shares and in April 2019, $47,450 of the convertible notes were converted into 279,118 shares.
Warrants to purchase ordinary shares. | shares		170,000	400,000
Exercise price | (per share)		$ 0.50		€ 0.50
Change in fair value of warrants and capital note		$ 65,718	$ 214,996												$ 266	$ 36,582
Dividend yield		0.00%	0.00%				0.00%
Warrants amount							$ 37,592
Expected volatility		59.69%	59.69%				69.00%
Risk free rate		2.80%	2.65%				2.16%
Expected life in years		5 years	5 years				4 years 7 months 17 days
Beneficial conversion feature		$ 15,300
Interest rate		10.00%	5.00%	5.00%
Aggregate subscription amount							$ 774,400
Net of issuance costs							$ 40,600
Debt instrument interest rate		6.00%
Securities Purchase Agreements [Member] | Five Year Warrants [Member]
Loans and Convertible Bridge Financing (Textual)
Warrants to purchase ordinary shares. | shares							33,332
Additional warrants | shares							33,332
Exercise price | $ / shares							$ 1.20
Securities Purchase Agreements [Member] | CLA [Member]
Loans and Convertible Bridge Financing (Textual)
Warrants to purchase ordinary shares. | shares							1,659,971
Exercise price | $ / shares							$ 0.17
Change in fair value of warrants and capital note			$ 4,314												66,004
Dividend yield			0.00%				0.00%
Expected volatility			59.69%				5969.00%
Risk free rate			2.51%				2.96%
Expected life in years			5 years				3 years 9 months
Warrants liabilities			$ 82,748	€ 82,748			$ 42,591
Convertible Loan Agreement [Member]
Loans and Convertible Bridge Financing (Textual)
Debt aggregate principal amount	$ 1,000,000				$ 400,000	$ 225,000
Debt conversion price | $ / shares						$ 0.17
Debt instrument, description	Under the terms of the CLA October 2018, the investor was granted an option to lend the Company an additional amount up to $2,000,000, ("Additional Loan Amount") out of which we received in March and April 2019 an amount of $500,000 at each month (totaled of additional $1,000,000). The Company also issued the investor a warrant to purchase ordinary shares for an aggregate purchase price of $5,000,000, and an additional warrant conditioned upon the investment of an additional Loan Amount to purchase ordinary shares for an aggregate purchase price of up to $5,000,000 calculated pro-rata to the amount out of Additional Loan Amount provided. As of April 2019, an amount of $2,500,000 of the purchase price of the additional warrant has become exercisable.
Exercise price | $ / shares	$ 0.17
Change in fair value of warrants and capital note	$ 490,000					$ 79,227
Dividend yield	0.00%					0.00%
Warrants amount					$ 2,000,000	$ 1,125,000
Expected volatility	59.69%					59.69%
Risk free rate	2.82%					2.87%
Expected life in years	2 years					2 years
Interest rate	4.00%				4.00%	4.00%
Finders fee, description					As part of that convertible loan the Company paid finder's fee of $40,000 and issued a five-year warrant to purchase ordinary shares for an aggregate purchase price of $240,000. The conversion price for both the loan amount and the warrants is defined in the convertible loan agreement but no less than $0.17.
Convertible Loan Agreement [Member] | Finder [Member]
Loans and Convertible Bridge Financing (Textual)
Dividend yield					0.00%
Expected volatility					59.69%
Risk free rate					2.51%
Expected life in years					5 years
Net of issuance costs					$ 45,327										45,342
Convertible Loan Agreement [Member] | Investor [Member]
Loans and Convertible Bridge Financing (Textual)
Dividend yield					0.00%
Expected volatility					59.69%
Risk free rate					2.48%
Expected life in years					2 years
Net of issuance costs					$ 180,281										$ 151,858
Loan Agreement [Member] | Ya Ii Pn Ltd [Member] | Five Year Warrants [Member]
Loans and Convertible Bridge Financing (Textual)
Warrants to purchase ordinary shares. | shares								50,000
Exercise price | $ / shares								$ 1.50
Know How License Agreement [Member]
Loans and Convertible Bridge Financing (Textual)
Exercise price | $ / shares													$ 0.87